Long-Term Debt (Narrative) (Details) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended			18 Months Ended
	Dec. 10, 2019	Dec. 09, 2019	May 17, 2019	May 16, 2019	Nov. 30, 2018	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Long-Term Debt [Line Items]
Repayments of long-term debt							$ 738,000,000	$ 144,000,000	$ 825,000,000	$ 324,000,000	$ 41,000,000
Proceeds from sale of Notes						$ 791,000,000
Excess of principal amount for default									$ 100,000,000
Time alloted for excess debt default to be discharged									60 days
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent									85.00%
Available bond credits									$ 3,586,000,000
Future debt subject to property additions to the Deed of Trust									2,587,000,000
Estimated fair value of our long-term debt including current maturities							9,085,000,000		7,086,000,000	$ 7,153,000,000		$ 9,085,000,000
Carrying amount							7,831,000,000		$ 6,435,000,000			$ 7,831,000,000
InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 288,000,000			$ 488,000,000
Extinguishment of Debt, Amount				839,000,000
Accrued interest				5,000,000
Make-whole fees				19,000,000
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate							1.00%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.50%
One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate									1.00%
2.15% Fixed Senior Notes Due June 1, 2019 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt							$ 250,000,000
Interest percentage							2.15%		2.15%	2.15%		2.15%
Due date												Jun. 01, 2019
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt									$ 275,000,000
Due date									Mar. 26, 2019
6.80% Fixed Senior Notes Due September 1, 2018 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt									$ 550,000,000
Interest percentage									6.80%	6.80%
Due date									Sep. 01, 2018
3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Long-Term Debt [Line Items]
Interest percentage							3.70%					3.70%
Due date												Nov. 15, 2028
4.10% Fixed Senior Notes Due November 15, 2048 [Member]
Long-Term Debt [Line Items]
Interest percentage							4.10%		4.10%	4.10%		4.10%
Due date												Nov. 15, 2048
CP Progam [Member]
Long-Term Debt [Line Items]
Debt principal amount						$ 131,000,000
New Notes [Member]
Long-Term Debt [Line Items]
Redemption percentage									100.00%
5.75% Fixed Senior Notes Due March 15, 2029 [Member]
Long-Term Debt [Line Items]
Interest percentage							5.75%		5.75%	5.75%		5.75%
Due date												Mar. 15, 2029
7.00% Fixed Debentures Due September 1, 2022 [Member]
Long-Term Debt [Line Items]
Due date												Sep. 01, 2022
2029 Notes And 2022 Notes [Member]
Long-Term Debt [Line Items]
Proceeds from sale of Notes					$ 0
Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Long-Term Debt [Line Items]
Due date							Dec. 09, 2019		Dec. 09, 2019
Loan term									12 months
Extension option									6 months
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate	0.60%	0.55%
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate	0.50%
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate	1.00%
Subsidiary Term Loan [Member] | InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt				200,000,000
Debt principal amount				$ 351,000,000
6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Long-Term Debt [Line Items]
Interest percentage							6.47%		6.47%			6.47%
Due date							Sep. 30, 2030		Sep. 30, 2030
7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Long-Term Debt [Line Items]
Interest percentage							7.25%		7.25%			7.25%
Due date							Dec. 30, 2029		Dec. 30, 2029
8.50% Senior Notes, Series C, due December 30, 2020 [Member]
Long-Term Debt [Line Items]
Interest percentage							8.50%		8.50%			8.50%
Due date							Dec. 30, 2020		Dec. 30, 2020
3.86% Senior Notes, Series A, due December 3, 2025 [Member]
Long-Term Debt [Line Items]
Interest percentage							3.86%		3.86%			3.86%
Due date							Dec. 03, 2025		Dec. 03, 2025
3.86% Senior Notes, Series B, due January 14, 2026 [Member]
Long-Term Debt [Line Items]
Interest percentage							3.86%		3.86%			3.86%
Due date							Jan. 14, 2026		Jan. 14, 2026
Minimum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio									0.65
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.875%
Minimum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.00%
Maximum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio									1.00
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate									1.50%
Maximum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.50%
Secured Debt [Member]
Long-Term Debt [Line Items]
Available bond credits							$ 3,232,000,000					$ 3,232,000,000
Future debt subject to property additions to the Deed of Trust							$ 1,790,000,000					$ 1,790,000,000
InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			$ 602,000,000